Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

8. Leases

The Company leases office under non-cancelable operating lease agreement. Pursuant to the new lease standard ASC 842-10-55, this lease is treated as operating leases. The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. Management determined the incremental borrowing rate was 4.0% and 4.84% for the lease that began in 2022 and 2023, respectively. This lease is on a fixed payment basis. None of the leases include contingent rentals.

Description of lease	Lease term
Office in Wanchai, Hong Kong	3 years from January 31, 2019 to January 30, 2022
Office at Wanchai, Hong Kong	2 years from January 31, 2022 to January 30, 2024
Office at Wanchai, Hong Kong	2 years from January 31, 2024 to January 30, 2026

(a) Amounts recognized in the consolidated balance sheet:

	2022	2023	2023
	HK$	HK$	US$
Right-of-use assets	1,730,717	2,957,515	378,639

Operating lease liabilities - current	1,624,066	1,392,826	178,318
Operating lease liabilities - non-current	138,289	1,570,307	201,040

Weighted average remaining lease term (in years)	1.08	2.08
Weighted average discount rate (%)	4.0	4.84

(b) A summary of lease cost recognized in the Company’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows:

	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	1,658,667	1,601,824	1,597,585	204,533
Interest of lease liabilities	42,192	93,435	35,521	4,548
Cash paid for operating leases	1,665,000	1,663,674	1,659,126	212,412
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	-	3,194,319	2,824,383	361,595

(c) The following table shows the remaining contractual maturities of the Company’s operating lease liabilities as of December 31, 2023:

	HK$	US$
2024	1,500,000	192,039
2025	1,485,000	190,119
2026	123,750	15,843
Total future lease payments	3,108,750	398,001
Less: imputed interest	(145,617)	(18,643)
Present value of operating lease liabilities	2,963,133	379,358

mF International Limited and Subsidiaries

Notes to Consolidated Financial Statements